Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Capital Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Deficit [Member]
Beginning Balance at Dec. 31, 2012	$ 292,262	$ 431,067	$ 11,074	$ 16,225	$ (166,104)
Comprehensive earnings (loss):
Net earnings (loss)	(18,093)				(18,093)
Shares issued:
Stock-based compensation expense (Note 10 (d))	4,192		4,192
Exercise of stock options (Note 10 (c))	478	721	(243)
Sale of shares under Employee Share Purchase Plan (Note 10 (c))	196	196
Shares repurchased under normal course issuer bid (Note 10 (c))	(7,134)	(6,746)	(388)
Dividends declared (Note 10 (c))	(18,792)				(18,792)
Ending Balance at Dec. 31, 2013	253,109	425,238	14,635	16,225	(202,989)
Comprehensive earnings (loss):
Net earnings (loss)	9,711				9,711
Shares issued:
Stock-based compensation expense (Note 10 (d))	2,081		2,081
Exercise of stock options (Note 10 (c))	759	1,160	(401)
Sale of shares under Employee Share Purchase Plan (Note 10 (c))	171	171
Shares repurchased under normal course issuer bid (Note 10 (c))	(472)	(532)	60
Dividends declared (Note 10 (c))	(19,602)				(19,602)
Ending Balance at Dec. 31, 2014	$ 245,757	$ 426,037	$ 16,375	$ 16,225	$ (212,880)